Variable Interest Entity (“VIE”) (Details) - Schedule of Condensed Balance Sheet - Variable Interest Entity, Primary Beneficiary [Member]		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Condensed Balance Sheet Statements, Captions [Line Items]
Current assets		¥ 82,728,636	$ 12,975,616	¥ 124,531,422
Property and equipment, net		24,385,762	3,824,798	362,130
Other noncurrent assets		493,404,511	77,388,289	472,662,535
Total assets		600,518,909	94,188,703	597,556,087
Total liabilities		(614,667,803)	(96,407,893)	(258,081,528)
Net assets		(14,148,894)	(2,219,190)	339,474,559
Accounts payable		15,072,302	2,364,023	24,921,108
Deferred revenues		9,713,168	1,523,467	10,475,681
Other payables and accrued liabilities		9,240,553	1,449,339	4,287,545
Other payables – related parties		12,725,539	1,995,944
Current portion of shareholder loans		20,000,000	3,136,910	62,244,928
Operating lease liabilities		108,556	17,027	366,794
Taxes payable		5,858,717	918,914	9,452,749
Intercompany payable	[1]	474,812,478	74,472,211	122,842,378
Total current liabilities		547,531,313	85,877,835	234,591,183
Non-current shareholder loan		67,136,490	10,530,058	22,016,710
Operating lease liabilities – noncurrent				120,033
Deferred tax liabilities, net				1,353,602
Total liabilities		¥ 614,667,803	$ 96,407,893	¥ 258,081,528

[1]	Intercompany balances will be eliminated upon consolidation.